Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 312,412	$ 252,497
Cost of revenue and expenses:
Cost of revenue	264,260	212,953
Research and development	25,194	20,976
General and administrative	36,290	26,629
Sales and marketing	13,495	11,510
Foreign exchange gain	(1,984)	(4,300)
Depreciation and amortization (notes 9 and 10)	5,390	6,239
Gain on sale of assets	(146)	0
Impairment on long-lived assets, net (note 9)	459	479
Cost of revenue and expenses	342,958	274,486
Loss from operations	(30,546)	(21,989)
Income from investments accounted for by the equity method	33,741	24,047
Interest on long-term debt and accretion on royalty payable	(4,937)	(7,988)
Bargain purchase gain from acquisition	5,856	0
Interest and other income	1,413	2
Income (loss) before income taxes	5,527	(5,928)
Income tax expense (recovery) (note 19):
Current	2,172	2,438
Deferred	(10,303)	(1,007)
Income tax expense (recovery)	(8,131)	1,431
Net income (loss) for the year	13,658	(7,359)
Other comprehensive income (loss):
Cumulative translation adjustment	(8,953)	(651)
Comprehensive income (loss)	$ 4,705	$ (8,010)
Income (loss) per share:
Net income (loss) per share, basic (in dollars per share)	$ 0.09	$ (0.05)
Net income (loss) per share, diluted (in dollars per share)	$ 0.08	$ (0.05)
Weighted average common shares outstanding:
Basic (in shares)	160,232,742	137,092,854
Diluted (in shares)	162,099,175	137,092,854